UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-572-6990

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2022

ITEM 1. REPORT TO STOCKHOLDERS.

May 26, 2022

Dear Shareholders:

If I had done my job perfectly I would have stood on our good performance last year, sold everything on December 31, 2021 and bought it all back when the market finished correcting. This strategy would have allowed us to sidestep the unsettling effects of inflation, Federal Reserve rate hikes, war in Europe, and supply troubles in China. Of course, in the real world that scenario is neither possible nor desirable. We have a portfolio of handpicked credits that took a lifetime to assemble. Some are irreplaceable and will be recognized and appreciated and distinguished by evaluators at some point. Also, if I had done as I suggested in the opening sentence then shareholders would have gone almost entirely without a dividend for all this time- unacceptable. And when it came time to buy back into the market, we would have found that there weren’t enough available bonds out there to fill the bill, likewise unacceptable.

So instead of perfect, here is what we actually did, backed up by the attached details. Last fall I worried that we had too much cash on hand totaling over $400 million. As the events of 2022 unfolded and bonds saw the worst start to a year, ever in history, this proved to be not so much of a concern as propitious. As bonds got cheaper and cheaper, we started buying not selling and have continued to do so; spending about $155 million so far in the last few months. Yes, you can make the case that we started too early and paid too much for the earlier purchases but even so we were able to buy good bonds way below their prices just weeks earlier. Of course, as we were buying bonds, the pricing services were using the trade data to price the rest of our portfolio causing additional markdowns and declines in our share price. Since we have not sold anything, the price changes are temporary, not permanent. Unlike stocks, we already know what bonds will be worth when they mature or are called, no matter what someone says they are worth today.

As of this writing, it looks like the bond market may have turned the tide, at least for now. It is a very welcome relief after roughly 12 weeks of steady declines resulting in our lowest share price since 1987. All of you that are reinvesting your dividends or periodically adding money to your account are getting more shares than before and they are now earning a higher return. There will likely be some capital gains in store for you down the road as well.

The other thing we have going for us is our shareholder base. Our shareholders are fantastic. While investors at other funds have cut and run at the first sign of distress, ours have overwhelmingly stayed put. Many have been with us through tough times before in 2008 and 2020. They have expressed their faith that like before we will come back from a rocky start to the year and they know that they have our undying commitment to accomplish just that. Your loyalty gives us greater certainty to make plans in order to make you money.

Today is my birthday. I cannot imagine a greater birthday gift than to spare you from further agony from price declines. Today, BondShares is up 21 cents per share in the last few days of trading. Like a lot of other things this year this is unprecedented given the short time frame. Happy Birthday to me!

Sincerely,

Fred R. Kelly, Jr.

Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board of Trustees, Interim President, Secretary, Treasurer and Trustee

Bruce G. Ely, Trustee

James R. Madden, Trustee

Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management

Company

Distributor

Colorado Financial Service Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

Plante & Moran, PLLC

Special Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Officers and Trustees of the Fund (unaudited)

The following table lists the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed. The Fund's Statement of Additional Information includes more information about the trustees. Shareholders may call (800) 572 -0069 to request a free copy.

Name, Address and Age	Position held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years:	Other Directorships Held By Director
Non-Interested Trustees

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 71	Trustee since July 2002	Mr. Ely was a Regional Director for Cutwater Asset Management, a wholly owned subsidiary of MBIA, Inc. until his retirement in September 2013.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 78	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of The Community Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*

George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 75	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act") by virtue of his position as both an officer and a trustee of the Fund as described in the table above. None of the trustees nor the officers of the Fund have any positions with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund’) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•

Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2022

Colorado BondShares — A Tax- Exempt Fund	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Expenses Paid During Period(1)
Based on Actual Fund Return	$1,000.00	$980.79	$2.72
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.25	$2.77

(1)

The expenses shown in this table are equal to the Fund’s annualized expense ratio of 0.55% for semi-annual year ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs, please see the Fund’s prospectus.

CREDIT QUALITY (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2022

SECTOR BREAKDOWN (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2022

* Cash & equivalents include cash and receivables less liabilities.

** Short-term investments include securities with a maturity date or redemption feature of one year or less, as identified in the Schedule of Investments.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments

March 31, 2022 (unaudited)

Colorado Municipal Bonds 53.2%	Maturity	Coupon	Principal	Value

Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT NO. 4(g)	12/15/2041	6.25%	1,100,000	1,083,764
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER A	12/1/2049	4.88%	4,630,000	4,596,155
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER B SUBS(g)	12/15/2049	7.63%	698,000	679,957
ASPEN STREET METROPOLITAN DISTRICT(g)	12/1/2050	5.13%	1,075,000	992,386
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,583,300
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B(g)	12/15/2041	7.75%	625,000	629,269
BASE VILLAGE METROPOLITAN DISTRICT NO. 2(g)	12/15/2048	6.50%	3,500,000	2,637,250
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 A SENIORS	12/1/2050	5.50%	4,000,000	3,860,000
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 B SUBORDINATES(g)	12/15/2050	8.50%	3,475,000	3,395,284
BENNETT CROSSING METROPOLITAN DISTRICT NO. 1	12/1/2049	6.13%	6,160,000	6,314,678
BENNETT RANCH METROPOLITAN DISTRICT NO. 1, SUBs(g)	12/15/2051	7.50%	1,221,000	1,166,238
BENT GRASS METROPOLITAN DISTRICT	12/1/2049	5.25%	1,690,000	1,733,636
BRADBURN METROPOLITAN DISTRICT NO. 2 JUNIOR LIEN SER C(g)	12/15/2051	7.50%	3,271,000	3,124,296
BRAMMING FARM METROPOLITAN DISTRICT #1(d)	12/1/2044	6.00%	1,940,000	1,952,086
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 – SENIOR 2017A	12/1/2037	5.00%	525,000	539,779
BRIGHTON CROSSING METROPOLITAN DISTRICT NO. 4, SER 2017A	12/1/2047	5.00%	2,965,000	3,021,157
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 – SUBORDINATE 2017B(g)	12/1/2047	7.00%	670,000	656,453
CASTLEVIEW METROPOLITAN DISTRICT NO. 2	12/1/2050	5.00%	3,435,000	3,444,412
CHERRY CREEK SOUTH METROPOLITAN DISTRICT NO. 5(g)	12/1/2051	6.00%	20,000,000	18,775,200
CHERRY HILLS CITY METROPOLITAN DISTRICT(g)	12/1/2047	5.00%	1,380,000	1,375,957
CIELO METROPOLITAN DISTRICT(g)	12/1/2050	5.25%	4,500,000	4,233,465

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	$1,040,000	$1,054,862
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2, SUBORDINATES(g)	12/15/2049	7.75%	1,425,000	1,383,162
CITYSET METROPOLITAN DISTRICT #2	12/1/2030	3.50%	6,075,000	5,958,056
CITYSET METROPOLITAN DISTRICT #2	12/1/2040	4.38%	8,360,000	8,283,004
CITYSET METROPOLITAN DISTRICT #2	12/1/2045	4.50%	3,180,000	3,133,477
COLLIERS HILL METROPOLITAN DISTRICT #2 – SUBORDINATE 2017B(g)	12/15/2047	8.50%	3,501,000	3,769,247
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.25%	8,300,000	8,485,422
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2048	5.50%	18,250,000	18,647,485
COLLIERS HILL METROPOLITAN DISTRICT NO. 3 SUB SER B(g)	12/15/2043	8.50%	2,213,000	2,096,950
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES B(g)(i)	1/1/2032	0.00%	6,571,179	3,417,013
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES 1992 P/O(e)(i)	1/1/2027	0.00%	2,071,119	1,797,980
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES 1992 I/O(f)(i)	1/1/2027	9.00%	2,069,093	1,489,747
CECFA – SWALLOW ACADEMY CHARTER SCHOOL(m)	11/15/2027	5.35%	3,305,000	3,306,818
CECFA ADDENBROOKE CLASSICAL ACADEMY(m)	6/1/2027	4.50%	25,285,000	25,476,913
CECFA IMAGINE CHARTER SCHOOL AT FIRESTONE(m)	6/1/2027	4.50%	17,380,000	17,675,981
CECFA – MONARCH MONTESSORI CHARTER SCHOOL – EXCHANGE(m)	5/15/2025	4.75%	8,325,000	8,265,227
CECFA – ACADEMY OF ADVANCED LEARNING(m)	6/1/2027	4.38%	8,420,000	8,210,847
CECFA CHAVEZ/HUERTA PREP ACADEMY(m)	7/1/2027	4.38%	36,525,000	35,703,188
CECFA SWALLOWS CHARTER ACADEMY(m)	11/15/2027	4.38%	6,560,000	6,272,934
CECFA VANGUARD CLASSICAL SCHOOL, SER A(m)	7/1/2027	4.38%	24,465,000	23,455,574
CECFA COPERNI 2 PROJ	7/1/2029	4.25%	5,645,000	5,199,158
CECFA GRAND PEAK ACAD SER A-1(m)	7/1/2031	4.00%	2,150,000	1,944,783
CECFA GRAND PEAK ACAD SER A-1(m)	7/1/2041	4.25%	5,040,000	4,276,138
CECFA GRAND PEAK ACAD SER A-1(m)	7/1/2051	4.50%	13,070,000	10,705,637
CECFA DORAL ACADEMY	7/15/2028	4.50%	19,405,000	18,744,260

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
CECFA CIVICA CAREER & COLLEGIATE ACADEMY(m)	7/15/2029	4.75%	$7,790,000	$7,662,478
700 KALAMATH LLC(a)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA – CASEY'S POND SENIOR LIVING(l)	6/1/2032	0.00%	8,110,000	4,460,500
CHFA – CASEY'S POND SENIOR LIVING(l)	6/1/2042	0.00%	10,665,000	5,865,750
CHFA – CASEY'S POND SENIOR LIVING(l)	6/1/2047	0.00%	8,600,000	4,730,000
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	607,000	612,160
CONESTOGA METRO DISTRICT #2(g)	12/1/2051	5.25%	1,625,000	1,565,038
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
CONSTITUTION HEIGHTS METROPOLITAN DISTRICT	12/1/2049	5.00%	1,765,000	1,797,635
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,053,560
COPPERLEAF METRO DISTRICT #9 (g)	12/1/2051	4.88%	8,175,000	7,261,526
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	947,600
DACONO URBAN RENEWAL AUTHORITY(g)	12/1/2039	6.25%	4,013,000	3,994,460
DAKOTA RIDGE METROPOLITAN DISTRICT(g)	12/1/2052	6.00%	2,339,000	2,274,537
DEER CREEK VILLAS METROPOLITAN DISTRICT	12/1/2055	5.00%	2,900,000	2,712,225
DENVER INTL BUSINESS CTR METROPOLITAN DISTRICT NO. 1 – SERIES 2019B SUB(g)	12/1/2048	6.00%	4,585,000	4,758,863
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	505,485
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	501,305
E-86 METROPOLITAN DISTRICT(g)	12/1/2051	5.13%	1,015,000	923,640
EAGLE BROOK METROPOLITAN DISTRICT(g)	12/1/2051	5.00%	1,600,000	1,506,144
UNITED W & S – EAST CHERRY CREEK(c)	11/15/2023	5.00%	1,152,000	1,153,440
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	6,123,660
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES(g)	12/15/2048	7.63%	1,819,000	1,788,568
FITZSIMONS VLG METROPOLITAN DISTRICT NO. 1	12/1/2049	5.00%	1,043,000	1,015,496
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 1, SER B SUBS(g)	12/15/2049	7.00%	611,000	584,978

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3	12/1/2041	4.00%	$1,500,000	$1,313,040
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 3	12/1/2055	4.25%	4,830,000	4,076,327
FLYING HORSE METROPOLITAN DISTRICT NO. 2 SER 2020 SUBS(g)(m)	12/15/2050	7.25%	15,405,000	14,982,595
FLYING HORSE METROPOLITAN DISTRICT NO 3(g)	12/1/2049	6.00%	2,965,000	2,963,755
FORT LUPTON GOLF COURSE(a)	12/15/2037	0.00%	620,000	6,200
GOLDEN EAGLE ACRES METROPOLITAN DISTRICT NO. 2(g)	12/1/2051	4.50%	3,981,000	3,471,671
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE(g)	12/15/2048	8.25%	1,689,000	1,671,755
GREEN VALLEY RANCH EAST METROPOLITAN DISTRICT NO. 6	12/1/2050	5.88%	3,325,000	3,430,336
GREENWAYS METROPOLITAN DISTRICT NO. 1(g)	12/1/2051	4.63%	3,685,000	3,223,785
HIDDEN CREEK METROPOLITAN DISTRICT(g)	12/1/2045	4.63%	3,430,000	2,992,092
HIGHLANDS-MEAD METROPOLITAN DISTRICT	12/1/2050	5.13%	1,395,000	1,393,856
HOGBACK METROPOLITAN DISTRICT SER A	12/1/2041	5.00%	725,000	715,263
HOGBACK METROPOLITAN DISTRICT SER A	12/1/2051	5.00%	1,550,000	1,438,230
HORIZON METROPOLITAN DISTRICT NO. 2(g)	12/1/2051	4.50%	7,765,000	6,621,604
HUNTER'S OVERLOOK METROPOLITAN DISTRICT NO. 5, SUBS(g)	12/15/2049	8.50%	1,827,000	1,787,811
HUNTER'S OVERLOOK METROPOLITAN DISTRICT NO. 7(g)	12/1/2051	5.50%	3,525,000	3,430,847
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	8.00%	4,770,000	2,385,000
INDY OAK TOD METROPOLITAN DISTRICT SER A	12/1/2050	5.50%	1,075,000	1,110,013
INDY OAK TOD METROPOLITAN DISTRICT SER B(g)	12/15/2050	8.00%	736,000	736,390
INSPIRATION METROPOLITAN DISTRICT SUB SER 2021B	12/15/2036	5.00%	812,000	756,199
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,593,240
JAY GROVE METROPOLITAN DISTRICT(g)	12/1/2051	4.25%	1,225,000	1,044,913
JEFFERSON CENTER METROPOLITAN DISTRICT NO. 1 SUB SER B(g)	12/15/2050	5.75%	7,500,000	7,679,850
KARL'S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2040	5.38%	515,000	532,520

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
KARL'S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2050	5.63%	$1,415,000	$1,444,673
LAKES METROPOLITAN DISTRICT NO 4(g)	12/1/2061	5.50%	20,080,000	17,798,711
LANTERNS METROPOLITAN DISTRICT No. 2(g)	12/1/2050	4.50%	7,332,000	6,323,703
LEGATO COMMUNITY AUTHORITY	12/1/2036	4.00%	2,130,000	2,047,122
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	6,970,000	7,911,438
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,650,000	1,672,011
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES(g)	12/15/2028	7.63%	1,140,000	1,155,436
LORETTO HEIGHTS COMNTY AUTHORITY(g)	12/1/2051	4.88%	5,000,000	4,462,050
MARIN METROPOLITAN DISTRICT(a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 A	12/1/2050	5.75%	1,190,000	1,236,422
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 B SUBS(g)	12/15/2050	8.25%	622,000	622,311
MEADOWS METROPOLITAN DISTRICT #1(k)	6/1/2029	8.00%	30,730,000	30,977,991
MEADOWS METROPOLITAN DISTRICT #2(k)	6/1/2029	8.00%	23,830,000	24,022,308
MEADOWS METROPOLITAN DISTRICT #7(k)	6/1/2029	8.00%	15,440,000	15,564,601
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2040	4.88%	520,000	522,012
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2050	5.13%	750,000	749,385
MIRABELLE METROPOLITAN DISTRICT NO. 2 SER 2020A SENIORS	12/1/2049	5.00%	1,250,000	1,254,400
MIRABELLE METROPOLITAN DISTRICT NO. 2, SER B SUBS(g)	12/15/2049	7.38%	1,473,000	1,425,481
MONUMENT JUNCTION METROPOLITAN DISTRICT NO. 1(g)	12/1/2051	5.75%	12,258,000	11,342,327
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004A(g)	6/1/2043	7.00%	197,916	183,551
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004B(g)	6/1/2043	7.00%	1,340,000	1,242,274
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004C(e)(g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN BROOK METROPOLITAN DISTRICT	12/1/2051	4.75%	2,915,000	2,550,742
MOUNTAIN BROOK METROPOLITAN DISTRICT	12/1/2041	4.50%	1,000,000	897,330
MOUNTAIN SHADOWS METROPOLITAN DISTRICT – SUBORDINATE 2016B(g)	12/15/2046	7.50%	1,800,000	1,791,000

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
MOUNTAIN SHADOWS METROPOLITAN DISTRICT – SUBORDINATE 2018C-1(g)	12/15/2040	10.00%	$1,994,000	$1,987,041
MUEGGE FARMS METROPOLITAN DISTRICT #1(g)	12/1/2051	5.00%	3,000,000	2,694,030
MUEGGE FARMS METROPOLITAN DISTRICT NO. 3(g)	12/1/2051	5.50%	10,431,000	9,565,123
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NINE MILE METROPOLITAN DISTRICT	12/1/2030	4.63%	1,125,000	1,149,649
NINE MILE METROPOLITAN DISTRICT	12/1/2040	5.13%	2,500,000	2,604,975
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 – SENIOR 2016A	12/1/2046	6.75%	6,680,000	5,115,744
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B(g)	12/15/2046	8.50%	1,810,000	1,440,326
NORTH RANGE METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.00%	2,000,000	2,075,380
PAINTED PRAIRIE PUBLIC IMPROVEMENT AUTHORITY	12/1/2029	4.00%	1,000,000	1,006,510
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 – SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,806,721
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2040	5.00%	2,140,000	2,183,378
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2050	5.25%	3,335,000	3,356,444
PARKDALE COMMUNITY AUTHORITY SUB SER B(g)	12/15/2050	7.75%	2,424,000	2,366,939
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	1,946,000	1,988,831
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B(g)	12/15/2032	8.00%	3,785,000	3,800,254
PIONEER CMNTY AUTH BRD	12/15/2050	6.75%	24,592,000	24,062,042
PIONEER METROPOLITAN DISTRICT #3(g)	12/1/2046	6.50%	2,866,000	2,844,792
THE PLAZA METROPOLITAN DISTRICT #1(m)	12/1/2040	5.00%	7,850,000	7,891,527
POWHATON COMMUNITY AUTHORITY DISTRICT NO. 3 – CASH FLOW BONDS(g)	12/1/2051	5.00%	7,450,000	6,839,622
PRONGHORN VALLEY METROPOLITAN DISTRICT, SER A	12/1/2041	3.75%	515,000	452,644
PRONGHORN VALLEY METROPOLITAN DISTRICT, SER A	12/1/2051	4.00%	650,000	564,467
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS(m)	7/1/2029	4.95%	6,515,000	6,382,615

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS, A(m)	7/1/2029	4.95%	$20,975,000	$20,548,788
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY(m)	7/1/2029	4.95%	14,620,000	14,322,922
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY TXBL(m)	7/1/2026	4.95%	3,310,000	3,283,553
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS(m)	7/1/2029	4.95%	10,720,000	10,502,170
PUBLIC FINANCE AUTH CHARTER SCHOOL-WINDSOR(m)	7/1/2029	4.95%	13,210,000	12,941,573
PFA AURORA CHARTER SCHOOL BC PROJ, SER B – FED EXEMPT/STATE TAXABLE(m)	7/1/2029	4.75%	18,365,000	17,434,078
PUBLIC FINANCE AUTHORITY – COLORADO SKIES ACADEMY CHARTER SCHOOL, SER A(m)	7/1/2025	5.63%	10,290,000	10,184,219
PFA DOUGLAS COUNTY CHARTER SCHOOL BC, SER 2020A(m)	7/1/2029	4.65%	30,830,000	29,156,239
PUBLIC FINANCE AUTHORITY – MONUMENT ACADEMY SER. 2019A(m)	6/1/2026	5.00%	28,725,000	28,184,970
RAVENNA METROPOLITAN DISTRICT CONV CABS – SUBORDINATE SERIES 2017B(d)	12/15/2026	7.50%	8,000,000	7,812,800
REATA RIDGE VILLAGE METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	900,000	916,803
RENDEZVOUS METROPOLITAN DISTRICT NO 4 – SUBORDINATE, SERIES 2018B(g)	10/15/2048	8.00%	1,189,000	1,161,498
REMUDA RIDGE METROPOLITAN DISTRICT, SER 2021A(g)	12/1/2051	5.63%	5,520,000	5,119,910
REX RANCH METROPOLITAN DISTRICT – SUBORDINATE 2018B(g)	12/15/2047	7.88%	445,000	444,025
RITORO METROPOLITAN DISTRICT, SER 2019B SUBORDINATE(g)	12/15/2049	8.50%	2,190,000	2,321,137
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROCK CREEK METROPOLITAN DISTRICT A-1(g)	12/1/2041	4.50%	2,230,000	1,999,084
ROCK CREEK METROPOLITAN DISTRICT A-1(g)	12/1/2050	4.75%	3,880,000	3,397,832
ROCK CREEK METROPOLITAN DISTRICT A-2 SUB CASH FLOW(g)	12/1/2031	4.00%	3,432,000	3,221,859

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
ROSE HILL ACRES METROPOLITAN DISTRICT, SER A	12/1/2050	5.00%	$2,990,000	$3,011,050
ROSE HILL ACRES METROPOLITAN DISTRICT, SER B SUB(g)	12/15/2050	8.75%	910,000	889,771
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT – SERIES 1993B I/O(f)(i)	12/31/2042	0.00%	242,645	26,691
RRC METROPOLITAN DISTRICT NO. 2(g)	12/1/2051	5.25%	5,625,000	5,073,356
SABELL METROPOLITAN DISTRICT, SER 2020 B3 SUBS(g)	12/15/2050	8.25%	605,000	595,483
SILVER PEAKS EAST METROPOLITAN DISTRICT(g)	12/1/2051	5.00%	5,410,000	4,823,123
64TH AVENUE ARI AUTHORITY(g)	12/1/2043	6.50%	5,000,000	5,031,600
SOLITUDE METROPOLITAN DISTRICT(j)	12/1/2026	7.00%	3,520,000	2,288,000
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2040	5.00%	1,410,000	1,396,408
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2050	5.12%	1,775,000	1,721,715
SPRING VALLEY METROPOLITAN DISTRICT NO. 4 SUB(g)	12/15/2050	7.63%	2,811,000	2,725,546
ST VRAIN LAKES METROPOLITAN DISTRICT #2 – SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,554,615
ST VRAIN LAKES METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2017B(g)	12/15/2047	7.63%	1,083,000	1,116,151
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2029	4.00%	1,615,000	1,624,674
STC METROPOLITAN DISTRICT NO. 2	12/1/2038	5.00%	8,160,000	8,418,998
STC METROPOLITAN DISTRICT, SER 2019 SUBS(g)	12/15/2049	8.00%	3,954,000	3,857,404
STETSON RIDGE METROPOLITAN DISTRICT NO. 3, SUBs(g)(m)	12/15/2042	7.50%	345,000	337,075
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TALLYN'S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,169,215
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-1	12/1/2037	4.50%	1,130,000	1,056,256
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-1	12/1/2051	4.75%	5,115,000	4,492,095
THOMPSON CROSSING METROPOLITAN DISTRICT NO #4	12/1/2039	5.00%	1,410,000	1,463,326
THOMPSON CROSSING METROPOLITAN DISTRICT NO. 4	12/1/2049	5.00%	1,315,000	1,339,249
TRAILS AT CROWFOOT METROPOLITAN DISTRICT NO 3(g)	12/15/2049	9.00%	3,135,000	3,081,047

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	$11,500,000	$2,196,500
VILGS AT MURPHY CREEK METROPOLITAN DISTRICT NO. 1(g)	12/1/2051	5.50%	12,358,000	11,223,288
VINCENT VILLAGE METROPOLITAN DISTRICT	12/1/2051	5.00%	1,970,000	1,815,808
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	5.38%	1,300,000	1,336,803
WESTOWN METROPOLITAN DISTRICT – SENIOR SERIES 2017A	12/1/2047	5.00%	1,369,000	1,440,914
WHISPERING PINES METROPOLITAN DISTRICT #1 – SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	2,046,960
WHITE BUFFALO METROPOLITAN DISTRICT, NO. 3	12/1/2050	5.50%	2,780,000	2,840,882
WILD PLUM METROPOLITAN DISTRICT, SER A	12/1/2049	5.00%	595,000	611,934
WILLOW SPRINGS METROPOLITAN DISTRICT, SER 2019B SUBORDINATES(g)	12/15/2049	7.75%	650,000	630,988
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-2	12/15/2040	7.50%	3,358,000	3,261,760
WYNDHAM HILL METROPOLITAN DISTRICT NO. 2 2020B SUBS(g)	12/15/2049	7.63%	9,600,000	9,505,536

Colorado (amortized cost $988,347,228)			1,041,397,952	944,523,738

Colorado Municipal Bonds (amortized cost $988,347,228)			$1,041,397,952	$944,523,738

Other Municipal Bonds 6.4%

South Dakota 75.5%
FLANDREAU SANTEE SIOUX TRIBE(m)	1/1/2036	5.75%	$6,055,000	$5,018,687
FLANDREAU SANTEE SIOUX TRIBE(m)	1/1/2026	5.00%	2,265,000	2,141,240
FLANDREAU SANTEE SIOUX TRIBE(m)	1/1/2031	5.50%	3,565,000	3,125,721
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B(m)	1/1/2038	6.00%	6,120,000	5,831,809
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C(m)	1/1/2038	6.00%	5,450,000	5,193,360
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A(m)	1/1/2024	8.28%	950,000	941,678
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A(m)	1/1/2025	8.28%	1,030,000	1,012,027
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A(m)	1/1/2026	8.28%	1,115,000	1,093,402

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

South Dakota (Continued)
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A(m)	1/1/2027	8.28%	$1,205,000	$1,185,419
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A(m)	1/1/2028	8.28%	1,305,000	1,288,296
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A(m)	1/1/2033	8.28%	8,670,000	8,661,764
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2025	5.75%	740,000	722,240
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2026	5.75%	785,000	761,128
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2027	5.75%	830,000	799,780
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2028	5.75%	875,000	838,206
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2029	5.75%	930,000	885,983
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2030	5.75%	980,000	928,775
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2031	5.75%	1,040,000	980,814
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2032	5.75%	1,095,000	1,027,920
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2033	5.75%	1,160,000	1,084,217
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2034	5.75%	1,225,000	1,140,291
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2035	5.75%	1,300,000	1,205,451
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2040	6.00%	7,730,000	7,065,607
FLANDREAU SANTEE SIOUX TRIBE – TRIBAL HEALTHCARE(m)	7/1/2045	6.25%	10,395,000	9,416,831
LOWER BRULE SIOUX TRIBE(m)	3/1/2025	5.88%	1,110,000	1,044,887
OGLALA SIOUX TRIBE, SERIES 2018(m)	7/1/2028	5.50%	3,000,000	2,895,360
OGLALA SIOUX TRIBE, SERIES 2018(m)	7/1/2037	6.00%	9,270,000	8,320,567
OGLALA SIOUX TRIBE, SERIES 2018B(m)	9/1/2041	6.50%	6,210,000	5,722,267
OGLALA SIOUX TRIBE OF PINE RIDGE(m)	10/1/2024	5.50%	1,985,000	1,980,435

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

South Dakota (Continued)
OGLALA SIOUX TRIBE, SERIES 2018C(m)	10/1/2026	8.00%	$800,000	$822,240
OGLALA SIOUX TRIBE, SER 2019A(m)	10/1/2027	4.50%	2,370,000	2,236,427

South Dakota (amortized cost $91,551,055)			91,560,000	85,372,827

Puerto Rico 10.1%
COMMONWEALTH OF PUERTO RICO(a)	7/1/2035	8.00%	2,500,000	2,209,375
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	289,520
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	146,639
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	1,078,557
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	2,764,320
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2024	0.00%	126,000	118,112
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2027	0.00%	267,000	228,480
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2029	0.00%	260,000	207,269
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2031	0.00%	336,000	248,700
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2033	0.00%	378,000	257,902
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2046	0.00%	3,597,000	1,099,243
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2051	0.00%	2,930,000	648,643
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.329% SER A-2 7/1/2040	7/1/2040	4.33%	1,424,000	1,473,085
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.536% SER A-2 7/1/2053	7/1/2053	4.54%	43,000	44,608
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.784% SER A-2 7/1/2058	7/1/2058	4.78%	571,000	600,309

Puerto Rico (amortized cost $9,698,477)			16,477,000	11,414,764

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Oregon 5.1%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS(m)	10/1/2023	5.45%	$5,815,000	$5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

Arizona 4.4%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY(m)	7/1/2027	5.25%	4,915,000	4,964,445

Arizona (amortized cost $4,915,000)			4,915,000	4,964,445

Washington 1.9%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	2,185,000	2,187,622

Washington (amortized cost $2,045,947)			2,185,000	2,187,622

California 1.6%
FREDDIE MAC(g)(j)	1/1/2037	0.00%	1,861,157	1,861,157

California (amortized cost $1,861,157)			1,861,157	1,861,157

Missouri 0.9%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	175,000	175,530
ST LOUIS INDL DEV AUTH SR HSG – SENIOR SERIES 2005A	5/1/2027	6.75%	825,000	808,360

Missouri (amortized cost $1,000,000)			1,000,000	983,890

Oklahoma 0.4%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	452,696

Oklahoma (amortized cost $450,000)			450,000	452,696

Other Municipal Bonds (amortized cost $117,336,636)			$124,263,157	$113,052,400

Colorado Capital Appreciation and Zero Coupon Bonds 5.0%

Colorado 100.0%
BELLA MESA METROPOLITAN DISTRICT CONV CABS SER A(m)	12/1/2049	0.00%	$3,780,000	$3,090,415
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT NO. 7	12/1/2027	0.00%	15,660,000	10,650,053
CONIFER METROPOLITAN DISTRICT(a)(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
MAYFIELD METROPOLITAN DISTRICT, SER 2020C	12/15/2050	3.00%	766,000	269,732
PV-ERU HOLDING TRUST(a)(m)	2/14/2039	0.00%	710,000	149,100
PV-ERU HOLDING TRUST(a)(m)	2/14/2039	0.00%	3,122,000	655,620
PV-ERU HOLDING TRUST(a)(m)	2/14/2039	0.00%	13,168,000	2,765,280

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Capital Appreciation and Zero Coupon Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
PV-ERU HOLDING TRUST(a)(m)	12/15/2037	0.00%	$14,000,000	$2,940,000
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017A(d)	12/1/2046	5.00%	33,685,000	34,007,702
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)	12/1/2023	0.00%	325,000	301,831
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)	12/1/2024	0.00%	490,000	434,993
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)	12/1/2025	0.00%	585,000	495,869
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS REF SER A	1/1/2024	6.00%	3,565,000	3,806,030
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS REF SER B	1/1/2024	6.50%	3,885,000	4,177,230
ROCKINGHORSE METROPOLITAN DISTRICT NO. 2 CONV CABS JUNIOR LIEN SER C	6/1/2024	0.00%	1,115,000	1,081,048
SOUTHSHORE METROPOLITAN DISTRICT NO. 2 SUB B(g)	12/15/2041	4.13%	9,690,000	10,397,951
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2025	3.00%	555,000	548,407
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB(d)	12/1/2045	8.00%	6,685,000	6,517,942
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-1	12/1/2042	4.50%	1,500,000	1,342,515
THIRD CREEK METROPOLITAN DISTRICT NO. 1, SER A-2 CONV CABS: 12/01/2026	12/1/2026	0.00%	2,285,000	1,545,757
WILDWING METROPOLITAN DISTRICT #1(d)	12/1/2023	0.00%	255,000	225,764

Colorado (amortized cost $96,293,040)			123,296,000	88,391,238

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $96,293,040)			$123,296,000	$88,391,238

Short-Term Municipal Bonds 4.2%

Multi-State 59.2%
FREDDIE MAC AMT (LOC 6)	11/15/2036	0.52%	$4,468,000	$4,468,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	0.52%	21,345,000	21,345,000
FREDDIE MAC VR (LOC 6)	12/15/2045	0.52%	18,620,000	18,620,000

Multi-State (amortized cost $44,433,000)			44,433,000	44,433,000

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Short-Term Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado 38.2%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	0.54%	$1,530,000	$1,530,000
BOULDER COUNTY – BOULDER COLLEGE OF MASSAGE(a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	0.53%	7,795,000	7,795,000
COLORADO HOUSING & FINANCE AUTHORITY – SERIES 2007A (LOC 3)	1/1/2032	0.54%	5,205,000	5,205,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	0.50%	1,200,000	1,200,000
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1(j)	7/1/2022	0.00%	1,006,000	1,006,000
MESA COUNTY – ENSTROM CANDIES INC PROJ (LOC 7)	7/1/2022	0.67%	195,000	195,000
MIDCITIES METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B(g)	12/15/2046	7.75%	1,919,000	1,915,757
THE PLAZA METROPOLITAN DISTRICT #1(m)	12/1/2022	5.00%	500,000	506,805
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)	12/1/2022	0.00%	170,000	165,109
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT – SERIES 1993B P/O(e)(i)	12/31/2022	0.00%	24,707	22,237
SHERIDAN REDEVLOPMENT AGENCY – SERIES 2011A-1 (LOC 5)	12/1/2029	0.52%	4,800,000	4,800,000

Colorado (amortized cost $28,137,702)			28,659,707	28,655,908

South Dakota 2.7%
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A(m)	1/1/2023	8.28%	875,000	872,218
OGLALA SIOUX TRIBE OF PINE RIDGE(m)	10/1/2022	5.00%	435,000	435,139
OGLALA SIOUX TRIBE – SEVEN YRS SEVEN GEN PROJ(m)	3/1/2023	4.50%	700,000	696,479

South Dakota (amortized cost $2,010,000)			2,010,000	2,003,836

Short-Term Municipal Bonds (amortized cost $74,580,702)			$75,102,707	$75,092,743

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Taxable Certificates/Notes/Bonds 0.6%		Maturity	Coupon	Principal	Value

Colorado 100.0%
COLLIERS HILL METROPOLITAN DISTRICT #2 – SUB SER B-1 TAXABLE CONVERTIBLE TO TAX EXEMPT @ T.E. RATE		12/15/2047	6.00%	$2,250,000	$2,147,738
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS TXBL(m)		7/1/2026	7.00%	5,885,000	5,744,231
PFA AURORA CHARTER SCHOOL BC PROJECT SER C – TAXABLE(m)		7/1/2029	7.00%	1,235,000	1,169,014
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-1 TAXABLE BOTH ST & FED INITIALLY		12/15/2040	6.25%	1,830,000	1,888,432
TABERNASH POLE CREEK NOTE(a)(j)		12/31/2022	0.00%	227,347	88,199

Colorado (amortized cost $11,427,347)				11,427,347	11,037,614

Colorado Taxable Certificates/Notes/Bonds (amortized cost $11,427,347)				$11,427,347	$11,037,614

Total investments, at value (amortized cost $1,287,984,952)	69.4%				$1,232,097,732
Other assets net of liabilities	30.6%				542,860,977

Net Assets	100.0%				$1,774,958,709

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2022. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at March 31, 2022.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,978,743 and a value of $6,753,667 or less than 1.0% of net assets, as of March 31, 2022.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).

(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see note 2 in notes to financial statements).

(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $444,285,411 representing 25.03% of net assets.

See accompanying notes to financial statements.

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments (unaudited) — (Continued)

(LOC)

These securities are Variable Rate Demand Obligations ("VRDO") with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. BNP Paribas

2. FHLB Topeka

3. US Bank, N. A.

4. Royal Bank of Canada

5. JPMorgan Chase Bank, N.A.

6. Freddie Mac

7. Wells Fargo Bank, N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS — Capital Appreciation Bonds

CONV — Convertible

I/O — Interest Only

L/D — Local Improvement District

P/O — Principal Only

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2022 (unaudited)

ASSETS
Investments, at value (amortized cost 1,287,984,952)	$1,232,097,732
— see accompanying schedule
Cash	328,141,367
Interest receivable	126,222,885
Purchase accrued interest (note 7)	92,740,878
Receivable for shares of beneficial interest sold	540,115

TOTAL ASSETS	1,779,742,977

LIABILITIES
Payables and other liabilities:
Dividends payable	3,027,499
Payable for shares of beneficial interest redeemed	298,014
Management fees payable	760,542
Accrued expenses payable	698,213

TOTAL LIABILITIES	4,784,268

NET ASSETS	$1,774,958,709

COMPOSITION OF NET ASSETS
Paid-in capital	$1,828,493,059
Accumulated net realized gain	2,352,870
Net unrealized appreciation (depreciation) of investments	(55,887,220)

NET ASSETS	$1,774,958,709

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 196,511,299 of beneficial interest outstanding at March 31, 2022 unlimited number of no par value shares authorized)	$9.03

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.48

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Six Months Ended March 31, 2022 (unaudited)

INVESTMENT INCOME
Interest	$38,556,624
EXPENSES
Management fees (note 4)	4,482,716
Custodian fees (note 5)	57,818
Legal and auditing fees	123,733
Portfolio pricing fees	15,824
Registration fees	5,704
Shareholders' reports	47,288
Transfer agency expenses (note 4)	92,000
Trustees' fees	6,072
Other	122,077

Total expenses	4,953,232
Custody credits (note 5)	(45,674)

Net expenses	4,907,558

NET INVESTMENT INCOME	33,649,066

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,565,957
Net unrealized appreciation (depreciation) on investments	(70,536,665)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(68,970,708)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,321,642)

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	(unaudited)
FROM OPERATIONS:
Net investment income	$33,649,066	$63,836,562
Net realized gain on investments	1,565,957	2,539,720
Unrealized appreciation (depreciation) on investments	(70,536,665)	28,248,570

Net increase (decrease) in net assets resulting from operations	(35,321,642)	94,624,852

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(33,649,066)	(63,836,562)
Net realized gain to shareholders from investment transactions	(1,463,919)	(2,933,082)

Total distributions to shareholders	(35,112,985)	(66,769,644)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	119,675,773	284,305,602
Reinvested dividends and distributions	24,982,423	47,782,882
Redemption of shares	(67,408,303)	(86,277,451)

Increase in net assets derived from beneficial interest transactions	77,249,893	245,811,033

Net increase in net assets	6,815,267	273,666,242
NET ASSETS:
Beginning of period	1,768,143,442	1,494,477,200

End of period	$1,774,958,709	$1,768,143,442

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For Fiscal Years Ended September 30
	3/31/2022	2021	2020	2019	2018
For a share outstanding throughout the period	(unaudited)
Net asset value, beginning of period	$9.39	$9.22	$9.25	$9.13	$9.05

Income From Investment Operations
Net investment income(1)	0.17	0.37	0.37	0.37	0.36
Net gain or (loss) on investments (both realized and unrealized)	(0.35)	0.19	(0.03)	0.17	0.10

Increase (decrease) from investment operations	(0.18)	0.56	0.34	0.54	0.46
Less Distributions
Dividends to shareholders from net investment income	(0.17)	(0.37)	(0.37)	(0.37)	(0.36)
Distributions from realized capital gains	$(0.01)	$(0.02)	$—	$(0.05)	$(0.02)

Total Distributions	(0.18)	(0.39)	(0.37)	(0.42)	(0.38)

Net increase (decrease) in net asset value	(0.36)	0.17	(0.03)	0.12	0.08

Net Asset Value, end of period	$9.03	$9.39	$9.22	$9.25	$9.13

Total Return, at Net Asset Value(2)	-1.94%+	5.91%	3.83%	6.09%	5.29%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	3.75%*	3.92%	4.02%	4.02%	4.00%
Total expenses	0.55 *	0.61%	0.58%	0.55%	0.56%
Net expenses	0.55 *	0.61%	0.57%	0.55%	0.56%
Net assets, end of period (000s)	$1,774,959	$1,768,143	$1,494,477	$1,422,697	$1,265,958

Portfolio turnover rate(3)	8.72%	10.66%	22.54%	9.62%	27.02%

+	not annualized

*	annualized

(1)	Net investment income per share was calculated using an average shares method.

(2)

Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities that have been called or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2022 were $234,324,416 and $100,674,617 respectively.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company ("Freedom Funds"). The following is a summary of significant accounting policies consistently followed by the Fund.

(2)	Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments that are, in the opinion of management, necessary to a fair statement of the results for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices that considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which, may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification ("ASC") 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs:    Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs:    Significant unobservable inputs for the asset or liability including management's own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund's investments as defined by ASC 820 hierarchy levels as of March 31, 2022:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Short-Term Municipal Bonds	Colorado Taxable Certificates/ Notes/ Bonds	Total Securities March 31, 2022
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	942,809,825	111,191,243	85,403,238	69,771,743	8,801,677	1,217,977,726
Level 3 Securities	3,861,650	1,861,157	2,988,000	5,321,000	88,199	14,120,006

Totals	$946,671,475	$113,052,400	$88,391,238	$75,092,743	$8,889,876	$1,232,097,732

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

	Colorado Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Short-Term Municipal Bonds	Colorado Taxable Certificates/ Notes/Bonds	Totals
Level 3 Beginning Balance September 30, 2021	$3,861,650	$1,865,780	$2,988,000	$5,321,000	$88,199	$14,124,629
Unrealized Losses	—	—	—	—	—	—
Unrealized Gains	—	—	—	—	—	—
Realized Losses	—	—	—	—	—	—
Realized Gains	—	—	—	—	—	—
Purchases	—	—	—	—	—	—
Sales	—	(4,623)	—	—	—	(4,623)
Transfers In to Level 3*	—	—	—	—	—	—
Transfers Out of Level 3*	—	—	—	—	—	—

Balance as of March 31, 2022	$3,861,650	$1,861,157	$2,988,000	$5,321,000	$88,199	$14,120,006

* Transfers from Level 2 to Level 3 are because of a lack, or change of observable inputs or reduced market data reliability. Transfers from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

From September 30, 2021 to March 31, 2022, there were no Level 1 Securities.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities*	Fair Value as of March 31, 2022	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	$3,861,650	discounted cash flow	probability of default	5.00%	5.00%	5.00%
Other Municipal Bonds	1,861,157	discounted cash flow	probability of default	1.00%	1.00%	1.00%
Colorado Capital Appreciation and Zero Coupon Bonds	2,988,000	discounted cash flow	probability of default	100.00%	100.00%	100.00%
Short-Term Municipal Bonds	5,321,000	discounted cash flow	probability of default	5.00%	10.00%	5.95%
Colorado Taxable Certificates/Notes/Bonds	88,199	discounted cash flow	probability of default	100.00%	100.00%	100.00%

Total Level 3 Securities at March 31, 2022	$14,120,006

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

* The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

** Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(b)	Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of March 31, 2022, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits.

(c)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management has reviewed the Fund's tax position for all open tax years. As of March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

At March 31, 2022, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,287,984,952

Gross unrealized appreciation	$17,926,485
Gross unrealized depreciation	(73,813,705)

Net unrealized appreciation (depreciation) of investments	$(55,887,220)

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

(d)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

for which the accrual of interest income has been discontinued approximates $67,372,347 and such bonds have a value of $21,445,424 or 1.21% of net assets as of March 31, 2022. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $15,056,250 or 0.85% of net assets, as of March 31, 2022. These securities have been identified in the Schedule of Investments.

(e)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $234,324,416 and $100,674,617 respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations ("VRDO") purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On March 31, 2022, the interest rates paid on these obligations ranged from 0.50% to 0.67%.

(f)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. The Fund did not have any when-issued securities at March 31, 2022.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
	(unaudited)
Shares sold	12,877,036	$119,964,607	30,310,105	$284,304,913
Dividends reinvested	2,684,247	24,982,423	5,099,548	47,782,882

	15,561,283	144,947,030	35,409,653	332,087,795
Shares redeemed	(7,338,236)	(68,043,547)	(9,204,679)	(86,276,679)

Net increase in shares outstanding	8,223,047	$76,903,483	26,204,974	$245,811,116

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund, which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2022. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Allen Insurance, an affiliate of the investment adviser, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Travelers Insurance Company and all the commissions referred to above were paid by Travelers Insurance Company. Allen Insurance received no compensation directly from the assets of the Fund.

The Fund does not have any Trustees who are affiliated with the Advisor or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Advisor for any compensation or fees associated with the Chief Compliance Officer.

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $45,674 the period ended March 31, 2022.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(6)	Indemnification

From time to time, the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management's opinion, based on a review with legal counsel, none of these disputes or legal actions are expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund's business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (97.5% of the March 31, 2022 balance of $92,740,878). Approximately $210,153,660 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $86,618,245 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

(8)	Litigation

The Fund is periodically involved in various legal proceedings. As of March 31, 2022, the Fund has a litigation payable of $139,794 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent quarterly schedule of portfolio holdings for the period ended December 31, 2021 on Form NPORT-P filed with the Securities and Exchange

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

Commission (“SEC”) on February 28, 2022. The Bonds were issued in 2008 pursuant to a trust indenture between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trust Indenture”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of March 31, 2022 is set forth in the schedule of investments.

On June 4, 2021 Century at Landmark, LLC (“Century”), which owns one of two parcels of taxable property within the District, filed a Complaint for Declaratory and Injunctive Relief in Arapahoe County District Court (the “Court”) against the Fund, UMB, and the District, Case No. 2021CV30989 (the “Century Claim”) asserting declaratory judgment causes of action seeking declarations that (1) the Century property cannot be taxed by the District for the Bonds because the District tax has been deemed an unconstitutional “special assessment,” (2) the Century property cannot be taxed for the Bonds even if the District’s tax is deemed a tax and not a special assessment, (3) the Fund lacks a legally enforceable contract right to compel the District to impose a mill levy on the District’s property on the grounds that the Trust Indenture and related documents would violate the Colorado Uniform Taxation Clause and the Due Process Clause of the United States Constitution, and (4) the Bonds are not legally enforceable debt obligations as they materially deviated from the Service Plan under Title 32, the Trust Indenture has become impossible to perform and its essential purpose has become frustrated, and because the Trust Indenture was the subject of fraud. On September 24, 2021 the Court dismissed this action without prejudice for lack of subject matter jurisdiction because the claims were not ripe.

Separately, on or about August 23, 2021, the City of Greenwood Village, Colorado (the “City”) filed a Petition for Exclusion with the Court to exclude the other parcel of taxable property within the District — the Landmark Towers property that was the subject of Landmark Towers Ass’n v. UMB Bank, et al. (District Court, Arapahoe County Case No. 2011CV1076) (described in the Fund’s 2020 shareholder report (and earlier reports of the Fund)). In response to the City’s filing, the Court issued an Order of Exclusion dated January 3, 2022 that, pursuant to Section 32-1-502 of the Colorado Revied Statutes (“C.R.S.”), excluded the Landmark Towers property (such property as more fully and specifically described therein, the “Landmark Towers”) without an election under Section 32-1-502(7)(a) of the C.R.S. (collectively, the “Exclusion Order”). In the proceedings leading up to the Exclusion Order, Century filed a “Motion for Findings Prior to Exclusion” with the Court, in which Century argued that it did not oppose the exclusion of the Landmark Towers from the District “so long as the exclusion process resolves the District’s outstanding debt, as required by law, and finds that no property owner in the District, including Century, has responsibility for the District’s debt.” The District’s outstanding debt consists of the Bonds. On November 22, 2021, the Court denied this Motion by Century on the grounds that the Colorado exclusion statutes do not provide any basis for the relief requested by Century. After Century renewed this Motion at an evidentiary hearing on December 27, 2021, in an Order dated December 27, 2021 (the “December 2021 Order”), the Court held that it “declines to enter prospective orders regarding Century’s request for the renewal of its Motion for Findings Prior to Exclusion.” Further, in the December 2021 Order, the Court held that “[t]hese proceedings are governed under C.R.S. section 32-1-502,” which “does not require an order in the form of relief requested by Century.”

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

In light of the dismissal of the Century Claim and the December 2021 Order, the Fund has not taken any further action. However, the Fund intends to continue to vigorously defend its position with respect to this matter. It is impossible to determine the direction, cost, duration or ultimate outcome of these matters.

(9)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund's financial statements through the date of issuance. Management has determined that there are no material events that would require recognition or disclosure in the Fund's financial statements through this date.

Other Information (unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2021 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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A Tax-Exempt Fund

SEMI-ANNUAL REPORT

March 31, 2022

ITEM 2. CODE OF ETHICS.

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Please see the Schedule of Investments contained in the Semi-Annual Report included under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(2)(i)

(99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)

(99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3) Not applicable.

(b)

(99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: June 8, 2022